Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Disclosure of reinsurers' share of amounts arising from insurance contracts
Reinsurers’ share of insurance contract liabilities was comprised as follows:

	December 31, 2017			December 31, 2016
	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers
Provision for losses and loss adjustment expenses	6,216.2	(26.5)	6,189.7	3,210.0	(30.4)	3,179.6
Reinsurers’ share of paid losses	593.7	(139.9)	453.8	432.2	(141.3)	290.9
Provision for unearned premiums	1,169.0	—	1,169.0	539.8	—	539.8
	7,978.9	(166.4)	7,812.5	4,182.0	(171.7)	4,010.3

Current			3,418.6			1,846.6
Non-current			4,393.9			2,163.7
			7,812.5			4,010.3

(1)	The company's management of credit risk associated with its reinsurance recoverables is discussed in note 24.
Changes in reinsurers' share of paid losses, unpaid losses, unearned premiums and the provision for uncollectible balances for the years ended December 31 were as follows:

	2017
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1, 2017	432.2	3,210.0	539.8	(171.7)	4,010.3
Reinsurers’ share of losses paid to insureds	1,330.7	(1,330.7)	—	—	—
Reinsurance recoveries received	(1,314.0)	—	—	—	(1,314.0)
Reinsurers’ share of unpaid losses and premiums earned	—	2,367.1	(2,100.6)	—	266.5
Premiums ceded to reinsurers	—	—	2,224.0	—	2,224.0
Change in provision, recovery or write-off of impaired balances	(0.2)	0.7	—	7.2	7.7
Acquisitions of subsidiaries (note 23)	162.7	2,115.2	586.0	—	2,863.9
Divestiture of subsidiary (note 23)	(29.0)	(237.8)	(86.8)	0.1	(353.5)
Foreign exchange effect and other	11.3	91.7	6.6	(2.0)	107.6
Balance – December 31, 2017	593.7	6,216.2	1,169.0	(166.4)	7,812.5

	2016
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1, 2016	419.4	3,259.8	398.7	(187.0)	3,890.9
Reinsurers’ share of losses paid to insureds	1,018.3	(1,018.3)	—	—	—
Reinsurance recoveries received	(1,017.4)	—	—	—	(1,017.4)
Reinsurers’ share of unpaid losses and premiums earned	—	952.1	(1,347.5)	—	(395.4)
Premiums ceded to reinsurers	—	—	1,445.9	—	1,445.9
Change in provision, recovery or write-off of impaired balances	0.7	(11.3)	—	15.5	4.9
Acquisitions of subsidiaries (note 23)	11.5	65.0	32.3	—	108.8
Foreign exchange effect and other	(0.3)	(37.3)	10.4	(0.2)	(27.4)
Balance – December 31, 2016	432.2	3,210.0	539.8	(171.7)	4,010.3